March 13, 2018
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 22, 2018
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 23, 2018
The Alger Portfolios	0000832566	March 2, 2018
ALPS Variable Investment Trust	0001382990	March 2, 2018
American Century Variable Portfolios, Inc.	0000814680	February 22, 2018
American Century Variable Portfolios II, Inc.	0001124155	February 22, 2018
American Funds Insurance Series	0000729528	February 28, 2018
BlackRock Variable Series Funds, Inc.	0000355916	February 28, 2018

Securities and Exchange Commission
March 13, 2018
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Deutsche Variable Series I	0000764797	February 26, 2018
Deutsche Variable Series II	0000810573	February 26, 2018
Dreyfus Investment Portfolios	0001056707	February 14, 2018
Dreyfus Stock Index Fund, Inc.	0000846800	February 12, 2018
Dreyfus Variable Investment Fund	0000813383	February 12, 2018
Eaton Vance Variable Trust	0001121746	February 27, 2018
Federated Insurance Series	0000912577	February 26, 2018
Franklin Templeton Variable Insurance Products Trust	0000837274	March 7, 2018
Goldman Sachs Variable Insurance Trust	0001046292	February 22, 2018
Guggenheim Variable Funds Trust	0000217087	March 9, 2018
Ivy Variable Insurance Portfolios	0000810016	March 9, 2018
Janus Aspen Series	0000906185	March 9, 2018
JPMorgan Insurance Trust	0000909221	February 23, 2018
Legg Mason Partners Variable Income Trust	0000874835	February 23, 2018
Lord Abbett Series Fund, Inc.	0000855396	February 23, 2018
MFS Variable Insurance Trust	0000918571	February 27, 2018
MFS Variable Insurance Trust II	0000719269	February 27, 2018
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	March 9, 2018
Mutual Fund & Variable Insurance Trust	0000810695	March 12, 2018
Neuberger Berman Advisers Management Trust	0000736913	February 22, 2018
Northern Lights Fund Trust II	0001518042	March 12, 2018
Northern Lights Variable Trust	0001352621	March 8, 2018 March 12, 2018
Oppenheimer Variable Account Funds	0000752737	February 23, 2018
PIMCO Variable Insurance Trust	0001047304	March 1, 2018
Pioneer Variable Contracts Trust	0000930709	February 27, 2018
Putnam Variable Trust	0000822671	February 27, 2018
Rydex Variable Trust	0001064046	March 9, 2018
SEI Insurance Products Trust	0001580641	March 1, 2018
T. Rowe Price Equity Series, Inc.	0000918294	February 12, 2018

Securities and Exchange Commission
March 13, 2018
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 12, 2018
Third Avenue Variable Series Trust	0001089107	February 14, 2018
Two Roads Shared Trust	0001552947	March 12, 2018
VanEck VIP Trust	0000811976	March 9, 2018
Vanguard Variable Insurance Funds	0000857490	March 1, 2018
Variable Insurance Products Fund	0000356494	February 22, 2018
Variable Insurance Products Fund II	0000831016	February 22, 2018
Variable Insurance Products Fund III	0000927384	February 22, 2018
Variable Insurance Products Fund IV	0000720318	February 22, 2018
Variable Insurance Products Fund V	0000823535	February 23, 2018
Virtus Variable Insurance Trust	0000792359	March 9, 2018
Voya Investors Trust	0000837276	March 9, 2018
Voya Variable Products Trust	0000916403	March 9, 2018
Wells Fargo Variable Trust	0001081402	February 28, 2018

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York